SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
Emerging Markets Debt Fund
(the "Funds")

Supplement Dated May 9, 2025
to the Class F Shares Prospectus (the "Prospectus"), dated January 31, 2025, as amended on
May 9, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Fee Waiver Disclosure

In the section titled "Sub-Advisers," in the sub-section titled "Information About Fee Waivers," the information in the second table related to the Emerging Markets Equity and Emerging Markets Debt Funds is hereby deleted and replaced with the following:

Fund Name — Class F Shares	Expected Total Annual Fund Operating Expenses (before voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after voluntary fee waivers)
Emerging Markets Equity Fund	1.43%	1.21%
Emerging Markets Debt Fund	1.36%	1.02%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1608 (05/25)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
Emerging Markets Debt Fund
(the "Funds")

Supplement Dated May 9, 2025
to the Class Y Shares Prospectus (the "Prospectus"), dated January 31, 2025, as amended on
May 9, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Fee Waiver Disclosure

In the section titled "Sub-Advisers," in the sub-section titled "Information About Fee Waivers," the information in the second table related to the Emerging Markets Equity and Emerging Markets Debt Funds is hereby deleted and replaced with the following:

Fund Name — Class Y Shares	Expected Total Annual Fund Operating Expenses (before voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after voluntary fee waivers)
Emerging Markets Equity Fund	1.18%	0.96%
Emerging Markets Debt Fund	1.11%	0.77%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1609 (05/25)